Investments in equity method investees - Additional details (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Sep. 30, 2019	Mar. 31, 2019 CNY (¥)
Investments in equity investees
Carrying value of equity method investments	¥ 200,189	$ 30,555	¥ 189,632		¥ 84,454
Undistributed earnings	24,903
Ant Group
Investments in equity investees
Equity interest (as a percent)			33.00%	33.00%
Ant Group | SAPA
Investments in equity investees
Equity interest (as a percent)			33.00%	33.00%
Equity method investments, publicly traded
Investments in equity investees
Carrying value of equity method investments	50,699
Market value of equity method investments	¥ 59,922